Prepayments and Other Non-Financial Assets - Summary of Prepayments and Other Non-Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Advances to suppliers and contractors	₱ 47,706	₱ 69,326
Subscribers contract costs	28,926	6,286
Prepaid taxes	11,914	14,911
Prepaid benefit costs (Note 25)	917	1,598
Prepaid fees and licenses	2,022	1,983
Prepaid repairs and maintenance	455	542
Prepaid rent	399	528
Prepaid insurance (Note 24)	150	120
Other prepayments	518	455
Other non-financial assets	573	834
Prepayments and other nonfinancial assets	93,580	96,583
Less current portion of prepayments and other nonfinancial assets	13,215	15,364
Noncurrent portion of prepayments and other nonfinancial assets	₱ 80,365	₱ 81,219